Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Investment Companies (96.7%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (49.8%)
iShares Core S&P 500 ETF	4,600	1,373
iShares Core S&P Mid-Cap ETF	15,800	3,053
iShares Russell 2000 ETF	14,500	2,194
iShares Russell Mid-Cap ETF	14,000	783
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	6,774,709	11,172
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	6,726,713	11,187
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	3,718,626	10,751
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	7,392,454	21,549
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	10,741,129	12,385
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	8,354,568	12,448
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	11,580,252	11,244
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,305,449	13,790
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	9,081,083	14,067
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,384,289	5,741
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	2,982,156	6,045

Total		137,782

Fixed Income (31.6%)
iShares Core U.S. Aggregate Bond ETF	6,000	679
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	32,642,180	23,666
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	48,634,548	62,982

Total		87,327

Foreign Equity (15.3%)
iShares Core MSCI Emerging Markets ETF	12,800	627
iShares MSCI EAFE ETF	24,397	1,591
iShares MSCI Emerging Markets ETF	36,400	1,488
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	2,065,642	2,121
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	4,974,997	7,602
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	5,491,014	9,165
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	19,885,713	19,607

Total		42,201

Total Investment Companies (Cost: $256,984)		267,310

Short-Term Investments (4.0%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (2.7%)
Exxon Mobil Corp. 0.000%, 10/23/19	1,000,000	999
General Mills, Inc. 0.000%, 10/4/19 144A	1,000,000	1,000
Marriott International, Inc.
0.000%, 10/15/19 144A	500,000	499
0.000%, 11/13/19 144A	500,000	499
Pfizer, Inc. 0.000%, 1/23/20 144A	1,000,000	993
QUALCOMM, Inc. 0.000%, 12/4/19 144A	500,000	498
Societe Generale SA 0.000%, 10/15/19 144A	1,000,000	999
Walgreens Boots Alliance, Inc.
0.000%, 10/9/19 144A	500,000	500
0.000%, 10/25/19 144A	500,000	499
The Walt Disney Co. 0.000%, 1/23/20 144A	1,000,000	994

Total		7,480

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	1,697,137	1,697

Total		1,697

US Government & Agencies (0.7%)
Federal Home Loan Bank
0.000%, 10/16/19	1,000,000	999
0.000%, 12/19/19b	1,000,000	996

Total		1,995

Total Short-Term Investments (Cost: $11,173)		11,172

Total Investments (100.7%) (Cost: $268,157)@		278,482

Other Assets, Less Liabilities (-0.7%)		(1,895)

Net Assets (100.0%)		276,587

Asset Allocation Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	–p	6	12/19	$893	$(7)	$4

							$(7)	$4

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or	$–	$4	$4	$–	$–	$–	$–
Centrally Cleared Derivatives

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $6,481 representing 2.4% of the net assets.

#	7-Day yield as of 9/30/2019.
b

Cash or securities with an aggregate value of $996 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2019.

@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $268,157 and the net unrealized appreciation of investments based on that cost was $10,318 which is comprised of $14,045 aggregate gross unrealized appreciation and $3,727 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$267,310	$—	$—
Short-Term Investments
Money Market Funds	1,697	—	—
All Others	—	9,475	—

Total Assets:	$269,007	$9,475	$—

Liabilities:
Other Financial Instruments^
Futures	(7)	—	—

Total Liabilities:	$(7)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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